Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Lease term	2 years
Operating leases, rent expense	$ 600	$ 500